SHAREHOLDERS' EQUITY - Share Capital - Share Repurchases (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 20, 2020	Mar. 21, 2019 shares	Mar. 26, 2018	Feb. 20, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Share capital
Shares permitted for repurchase and cancellation (in shares)		16,673,015
Share repurchase and cancellation, period in force			12 months
Threshold percentage of public float (as a percent)		10.00%
Number of shares authorized for repurchase (in shares)		7,145,578
Shares purchased for cancellation (in shares)					18,231,401	18,231,401	5,925,084
Average price per share (in CAD per share) | $ / shares						$ 9.80	$ 13.33
Purchase of common shares under Normal Course Issuer Bid					$ 178.8		$ 79,000
Subsequent Event
Share capital
Shares purchased for cancellation (in shares)				340,000
Average price per share (in CAD per share) | $ / shares				$ 7.44
Purchase of common shares under Normal Course Issuer Bid | $				$ 2,500
Subsequent Event | Forecast
Share capital
Threshold percentage of public float (as a percent)	10.00%
Share Capital
Share capital
Shares purchased for cancellation (in shares)					18,231,000	18,231,000	5,925,000
Purchase of common shares under Normal Course Issuer Bid					$ 253.9	$ 253,920	$ 82,596
Accumulated Deficit
Share capital
Purchase of common shares under Normal Course Issuer Bid					$ (75.1)	$ (75,127)	$ (3,569)